Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Provision for Income Taxes [Abstract]
Current tax	$ 111,446	$ 86,900	$ 96,803
Deferred income tax expenses	(6,833)	(7,416)	(6,823)
Income tax expenses	$ 104,613	$ 79,484	$ 89,980